T. ROWE PRICE TOTAL RETURN FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 28.9%
FINANCIAL INSTITUTIONS 7.3%
Banking 3.5%
Banco de Bogota, 4.375%, 8/3/27 (1)	225	237
Banco Mercantil del Norte, VR, 7.625% (2)(3)	250	255
Banco Santander, 3.49%, 5/28/30	200	220
Bancolombia, VR, 4.625%, 12/18/29 (2)	250	242
Bangkok Bank, VR, 3.733%, 9/25/34 (1)(2)	240	242
Bank of America, VR, 1.898%, 7/23/31 (2)	310	312
Barclays, VR, 2.852%, 5/7/26 (2)	275	290
BBVA Bancomer, VR, 5.875%, 9/13/34 (2)	200	201
Capital One Bank USA, 3.375%, 2/15/23	250	264
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2)	285	294
FirstRand Bank, VR, 6.25%, 4/23/28 (2)	200	209
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	105	113
Nationwide Building Society, VR, 4.363%, 8/1/24 (1)(2)	235	256
Natwest Group, 5.125%, 5/28/24	100	110
Standard Chartered, VR, 4.644%, 4/1/31 (1)(2)	215	253
Truist Bank, 2.25%, 3/11/30	290	301
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	310	312
Wells Fargo, VR, 2.879%, 10/30/30 (2)	250	269
		4,380
Brokerage Asset Managers Exchanges 0.2%
Intercontinental Exchange, 3.00%, 9/15/60	200	207
		207
Finance Companies 0.6%
AerCap Ireland Capital, 4.50%, 9/15/23	180	185
AerCap Ireland Capital, 6.50%, 7/15/25	270	293
MGIC Investment, 5.25%, 8/15/28	65	68
Navient, 7.25%, 1/25/22	23	24

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Navient, 7.25%, 9/25/23	122	129
PRA Group, 7.375%, 9/1/25 (1)	100	106
		805
Financial Other 0.1%
Genworth Mortgage Holdings, 6.50%, 8/15/25 (1)	105	110
		110
Insurance 1.3%
Acrisure, 10.125%, 8/1/26 (1)	210	236
AmWINS Group, 7.75%, 7/1/26 (1)	60	64
Centene, 4.25%, 12/15/27	30	32
Centene, 4.625%, 12/15/29	157	172
Centene, 5.375%, 8/15/26 (1)	65	69
CNO Financial Group, 5.25%, 5/30/25	115	131
HUB International, 7.00%, 5/1/26 (1)	317	329
Humana, 4.50%, 4/1/25	70	81
Humana, 4.875%, 4/1/30	88	110
Molina Healthcare, 4.375%, 6/15/28 (1)	115	120
Molina Healthcare, 5.375%, 11/15/22	72	75
UnitedHealth Group, 2.90%, 5/15/50	210	221
		1,640
Real Estate Investment Trusts 1.6%
Alexandria Real Estate Equities, 4.90%, 12/15/30	150	190
American Campus Communities Operating Partnership,
3.875%, 1/30/31	270	293
Boston Properties, 3.25%, 1/30/31	125	136
Brixmor Operating Partnership, 4.05%, 7/1/30	95	102
Camden Property Trust, 2.80%, 5/15/30	250	274
Federal Realty Investment Trust, 3.50%, 6/1/30	275	297
HAT Holdings I, 6.00%, 4/15/25 (1)	95	102
Healthpeak Properties, 4.25%, 11/15/23	10	11
RHP Hotel Properties, 5.00%, 4/15/23	82	80
Times China Holdings, 6.75%, 7/16/23	200	209

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
VEREIT Operating Partnership, 4.60%, 2/6/24	255	273
VEREIT Operating Partnership, 4.625%, 11/1/25	65	72
		2,039
Total Financial Institutions		9,181
INDUSTRIAL 19.5%
Basic Industry 0.9%
ABJA Investment, 5.45%, 1/24/28	200	193
Arconic, 6.125%, 2/15/28 (1)	121	128
Braskem Finance, 7.375% (3)	200	201
Cascades USA, 5.125%, 1/15/26 (1)	100	105
Domtar, 6.25%, 9/1/42	90	102
Freeport-McMoRan, 5.40%, 11/14/34	77	87
Hudbay Minerals, 7.625%, 1/15/25 (1)	173	180
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (1)	90	98
Methanex, 5.25%, 12/15/29	15	15
Methanex, 5.65%, 12/1/44	49	45
		1,154
Capital Goods 1.9%
Ardagh Packaging Finance, 5.25%, 4/30/25 (1)	250	265
Colfax, 6.375%, 2/15/26 (1)	88	95
General Electric, Series D, VR, 5.00% (2)(3)	295	230
GFL Environmental, 7.00%, 6/1/26 (1)	90	94
GFL Environmental, 8.50%, 5/1/27 (1)	24	26
Intelligent Packaging Finco, 6.00%, 9/15/28 (1)	170	173
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (1)	185	180
Mauser Packaging Solutions Holding, 8.50%, 4/15/24 (1)	100	105
Pactiv, 7.95%, 12/15/25	150	166
Pactiv, 8.375%, 4/15/27	57	63
Reynolds Group Issuer, 7.00%, 7/15/24 (1)	81	82
TransDigm, 7.50%, 3/15/27	5	5
TransDigm, 8.00%, 12/15/25 (1)	70	76

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Vertical Holdco, 7.625%, 7/15/28 (1)	390	412
Vertical U. S. Newco, 5.25%, 7/15/27 (1)	280	291
Welbilt, 9.50%, 2/15/24	163	165
		2,428
Communications 3.0%
AT&T, 4.50%, 3/9/48	370	434
C&W Senior Financing, 7.50%, 10/15/26 (1)	200	214
CCO Holdings, 4.25%, 2/1/31 (1)	85	89
CCO Holdings, 5.00%, 2/1/28 (1)	45	48
CCO Holdings, 5.375%, 6/1/29 (1)	205	225
CCO Holdings, 5.875%, 5/1/27 (1)	80	84
Clear Channel Worldwide Holdings, 9.25%, 2/15/24	43	42
GCI, 6.625%, 6/15/24 (1)	25	26
GCI, 6.875%, 4/15/25	194	201
Globo Comunicacao E Participacoes, 4.875%, 1/22/30	250	247
iHeartCommunications, 6.375%, 5/1/26	18	19
iHeartCommunications, 8.375%, 5/1/27	41	41
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1)	190	207
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1)	200	213
MDC Partners, 6.50%, 5/1/24 (1)	62	60
Netflix, 5.375%, 11/15/29 (1)	85	102
Netflix, 6.375%, 5/15/29	205	260
Sirius XM Radio, 4.625%, 7/15/24 (1)	50	52
Sprint, 7.625%, 2/15/25	90	108
Sprint, 7.875%, 9/15/23	100	116
Sprint Communications, 11.50%, 11/15/21	45	50
Tower Bersama Infrastructure, 4.25%, 1/21/25	200	203
Townsquare Media, 6.50%, 4/1/23 (1)	105	97
Turk Telekomunikasyon, 4.875%, 6/19/24	200	197
Univision Communications, 9.50%, 5/1/25 (1)	45	49

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Verizon Communications, 5.25%, 3/16/37	235	319
		3,703
Consumer Cyclical 4.0%
Adient Global Holdings, 4.875%, 8/15/26 (1)	200	188
Black Knight InfoServ, 3.625%, 9/1/28 (1)	135	138
Burlington Coat Factory Warehouse, 6.25%, 4/15/25 (1)	55	58
Caesars Entertainment, 8.125%, 7/1/27 (1)	120	127
Caesars Resort Collection, 5.25%, 10/15/25 (1)	192	183
Cedar Fair, 5.375%, 6/1/24	60	60
Cedar Fair, 5.50%, 5/1/25 (1)	125	129
China Evergrande Group, 6.25%, 6/28/21	200	198
CIFI Holdings Group, 6.00%, 7/16/25	200	204
Clarios Global, 6.25%, 5/15/26 (1)	65	69
Clarios Global, 8.50%, 5/15/27 (1)	215	227
Country Garden Holdings, 7.25%, 4/8/26	200	222
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1)	155	163
eG Global Finance, 8.50%, 10/30/25 (1)	200	214
Expedia Group, 6.25%, 5/1/25 (1)	70	77
Expedia Group, 7.00%, 5/1/25 (1)	60	65
Ford Motor, 9.00%, 4/22/25	105	123
Ford Motor Credit, 5.125%, 6/16/25	200	210
General Motors Financial, 3.20%, 7/6/21	330	335
L Brands, 6.875%, 7/1/25 (1)	25	27
L Brands, 9.375%, 7/1/25 (1)	135	156
Marriott International, 5.75%, 5/1/25	155	174
Meritor, 6.25%, 6/1/25 (1)	95	101
Navistar International, 6.625%, 11/1/25 (1)	95	97
Navistar International, 9.50%, 5/1/25 (1)	137	156
Ross Stores, 4.80%, 4/15/30	35	42
Ross Stores, 5.45%, 4/15/50	55	70
Royal Caribbean Cruises, 11.50%, 6/1/25 (1)	22	25

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Scientific Games International, 8.25%, 3/15/26 (1)	170	175
SeaWorld Parks & Entertainment, 9.50%, 8/1/25 (1)	145	153
Shimao Group Holdings, 5.60%, 7/15/26	200	217
Six Flags Theme Parks, 7.00%, 7/1/25 (1)	20	22
Stars Group Holdings, 7.00%, 7/15/26 (1)	25	27
Tesla, 5.30%, 8/15/25 (1)	160	166
Western Union, 2.85%, 1/10/25	125	132
Wynn Macau, 5.50%, 10/1/27 (1)	200	202
Yum! Brands, 7.75%, 4/1/25 (1)	50	56
		4,988
Consumer Non-Cyclical 3.3%
AbbVie, 3.20%, 11/21/29 (1)	250	277
AbbVie, 4.875%, 11/14/48	240	306
Albertsons, 7.50%, 3/15/26 (1)	37	41
Albertsons, 4.875%, 2/15/30 (1)	94	101
Albertsons, 5.875%, 2/15/28 (1)	65	70
Avantor Funding, 4.625%, 7/15/28 (1)	150	159
BAT Capital, 3.557%, 8/15/27	250	272
Bausch Health, 7.25%, 5/30/29 (1)	98	108
Bausch Health Americas, 8.50%, 1/31/27 (1)	212	233
Bausch Health Americas, 9.25%, 4/1/26 (1)	135	149
Becton Dickinson & Company, 3.363%, 6/6/24	115	125
Becton Dickinson & Company, 3.794%, 5/20/50	170	192
BRF, 4.875%, 1/24/30	200	208
CD&R Smokey Buyer, 6.75%, 7/15/25 (1)	30	32
Chobani, 7.50%, 4/15/25 (1)	60	62
CVS Health, 4.25%, 4/1/50	115	137
Hasbro, 3.55%, 11/19/26	150	158
HCA, 5.375%, 9/1/26	75	85
Jaguar Holding II, 5.00%, 6/15/28 (1)	120	127
Kernel Holding, 8.75%, 1/31/22	250	262

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Lamb Weston Holdings, 4.875%, 5/15/28 (1)	25	28
LifePoint Health, 6.75%, 4/15/25 (1)	195	211
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (1)	10	10
Ortho-Clinical Diagnostics, 7.375%, 6/1/25 (1)	112	116
Perrigo Finance Unlimited, 3.90%, 12/15/24	200	216
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1)	95	102
Tenet Healthcare, 6.875%, 11/15/31	10	10
Tenet Healthcare, 7.50%, 4/1/25 (1)	128	140
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28	200	218
		4,155
Energy 4.2%
Aker BP, 3.00%, 1/15/25 (1)	165	166
Aker BP, 3.75%, 1/15/30 (1)	170	169
Apache, 4.625%, 11/15/25	60	61
Boardwalk Pipelines, 3.40%, 2/15/31	100	101
Boardwalk Pipelines, 5.95%, 6/1/26	115	135
Cameron LNG, 3.701%, 1/15/39 (1)	85	94
Canadian Natural Resources, 2.95%, 7/15/30	180	184
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29 (1)	90	95
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	45	51
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25	430	495
Comstock Resources, 9.75%, 8/15/26	125	133
Continental Resources, 4.375%, 1/15/28	65	62
Continental Resources, 4.50%, 4/15/23	75	75
Continental Resources, 4.90%, 6/1/44	65	57
Continental Resources, 5.00%, 9/15/22	9	9
DCP Midstream Operating, 8.125%, 8/16/30	87	103
Diamondback Energy, 2.875%, 12/1/24	145	149
Enbridge, VR, 5.75%, 7/15/80 (2)	195	205
Endeavor Energy Resources, 6.625%, 7/15/25 (1)	70	73
Energy Transfer Operating, 2.90%, 5/15/25	125	128

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Energy Transfer Operating, 4.05%, 3/15/25	238	254
Energy Transfer Operating, 5.25%, 4/15/29	115	125
Energy Transfer Operating, 5.50%, 6/1/27	85	95
Energy Transfer Operating, 6.00%, 6/15/48	15	16
Energy Transfer Partners, 4.50%, 11/1/23	177	190
Florida Gas Transmission, 2.55%, 7/1/30 (1)	60	63
Hess, 5.60%, 2/15/41	5	6
Hess, 7.125%, 3/15/33	20	25
Hess, 7.30%, 8/15/31	20	24
Hess, 7.875%, 10/1/29	15	19
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	100	98
Matador Resources, 5.875%, 9/15/26	65	57
NGL Energy Partners, 7.50%, 11/1/23	53	39
NGL Energy Partners, 7.50%, 4/15/26	87	58
Occidental Petroleum, 5.875%, 9/1/25	95	95
Occidental Petroleum, 6.95%, 7/1/24	5	5
Occidental Petroleum, 8.50%, 7/15/27	95	105
Occidental Petroleum, 8.875%, 7/15/30	225	255
Sabine Pass Liquefaction, 4.50%, 5/15/30 (1)	55	63
Sabine Pass Liquefaction, 5.75%, 5/15/24	235	269
Seven Generations Energy, 5.375%, 9/30/25 (1)	115	111
Tallgrass Energy Partners, 5.50%, 9/15/24 (1)	40	39
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	125	117
Williams, 3.90%, 1/15/25	430	472
WPX Energy, 8.25%, 8/1/23	104	117
		5,262
Industrial Other 0.5%
Howard Hughes, 5.375%, 3/15/25 (1)	155	157
Howard Hughes, 5.375%, 8/1/28 (1)	180	183
Manila Water, 4.375%, 7/30/30	200	194

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Pike, 5.50%, 9/1/28 (1)	140	140
		674
Technology 0.6%
NXP, 3.15%, 5/1/27 (1)	30	33
Presidio Holdings, 8.25%, 2/1/28 (1)	55	58
Refinitiv U.S. Holdings, 8.25%, 11/15/26 (1)	269	297
Sabre GLBL, 9.25%, 4/15/25 (1)	60	67
Solera, 10.50%, 3/1/24 (1)	110	115
Veritas U. S. , 10.50%, 2/1/24 (1)	200	199
		769
Transportation 1.1%
Adani Ports & Special Economic Zone, 4.375%, 7/3/29	250	256
American Airlines PTT, Series 2016-3, Class AA, 3.00%,
10/15/28	203	191
Emirates Airline, 4.50%, 2/6/25	86	83
ICTSI Treasury, 5.875%, 9/17/25	200	221
Kansas City Southern, 3.50%, 5/1/50	155	159
Mileage Plus Holdings, 6.50%, 6/20/27 (1)	115	120
United Airlines Holdings, 5.00%, 2/1/24	100	90
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	70	64
Watco Finance, 6.50%, 6/15/27 (1)	150	158
		1,342
Total Industrial		24,475
UTILITY 2.1%
Electric 2.1%
AES Gener, VR, 7.125%, 3/26/79 (1)(2)	420	449
Edison International, 3.125%, 11/15/22	40	41
Edison International, 3.55%, 11/15/24	195	206
Edison International, 4.95%, 4/15/25	15	17
Enel Finance International, 4.75%, 5/25/47 (1)	445	550
Listrindo Capital, 4.95%, 9/14/26	200	208
Mong Duong Finance Holdings, 5.125%, 5/7/29	250	253

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Pacific Gas & Electric, 4.55%, 7/1/30	160	175
Pacific Gas & Electric, 4.95%, 7/1/50	160	176
PG&E, 5.00%, 7/1/28	80	80
Vistra Operations, 3.55%, 7/15/24 (1)	360	381
Vistra Operations, 3.70%, 1/30/27 (1)	140	147
Total Utility		2,683
Total Corporate Bonds (Cost $34,587)		36,339

BANK LOANS 9.5% (4)
Basic Industry 0.1%
Big River Steel, FRN, 3M USD LIBOR + 5.00%, 6.00%, 8/23/23	60	59
Encapsys, FRN, 1M USD LIBOR + 3.25%, 4.25%, 11/7/24	128	125
		184
Brokerage Asset Managers Exchanges 0.1%
Fiserv Investment Solutions, FRN, 1M USD LIBOR + 4.75%,
5.02%, 2/18/27	135	134
		134
Capital Goods 1.3%
Apex Tool Group, FRN, 3M USD LIBOR + 5.50%, 8/1/24 (5)	100	96
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 3.00%,
3.75%, 8/1/25	203	199
Charter NEX U. S. , FRN, 3M USD LIBOR + 3.25%, 3.406%,
5/16/24	98	96
Charter NEX U. S. , FRN, 3M USD LIBOR + 2.75%, 3.75%,
5/16/24	188	185
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.808%,
4/6/26 (5)	219	193
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 3.156%,
3/31/25	272	267
Flex Acquisition, FRN, 3M USD LIBOR + 3.00%, 4.00%,
12/29/23	110	106
GFL Environmental, FRN, 3M USD LIBOR + 3.00%, 4.00%,
5/30/25	123	123

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Reynolds Group Holdings, FRN, 3M USD LIBOR + 2.75%,
2.906%, 2/5/23	153	151
Vertical U. S. Newco, FRN, 1M USD LIBOR + 4.25%, 4.57%,
7/30/27	200	198
		1,614
Communications 1.0%
Asurion, FRN, 1M USD LIBOR + 3.00%, 3.156%, 8/4/22	157	155
Asurion, FRN, 3M USD LIBOR + 6.50%, 6.656%, 8/4/25	620	621
iHeartCommunications, FRN, 1M USD LIBOR + 6.75%, 9/30/20
(5)(6)(7)(8)	30	22
Intelsat Jackson Holdings, 8.625%, 1/2/24	60	61
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%,
5.50%, 7/13/22 (5)(9)	122	124
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%,
8.00%, 11/27/23 (5)	230	231
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 5.50%,
8.75%, 1/2/24 (5)	55	55
		1,269
Consumer Cyclical 1.9%
Caesars Resort Collection, FRN, 3M USD LIBOR + 2.75%,
2.906%, 12/23/24 (5)	200	188
CityCenter Holdings, FRN, 3M USD LIBOR + 2.25%, 3.00%,
4/18/24	170	161
Clarios Global, FRN, 3M USD LIBOR + 3.50%, 3.659%, 4/30/26	65	63
Delta 2, FRN, 3M USD LIBOR + 2.50%, 3.50%, 2/1/24	229	222
EG America, FRN, 3M USD LIBOR + 4.00%, 5.072%, 2/7/25	145	140
EG America, FRN, 3M USD LIBOR + 4.00%, 5.072%, 4/20/26
(6)	160	153
Four Seasons Hotels, FRN, 3M USD LIBOR + 2.00%, 2.156%,
11/30/23	122	118
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 6.905%,
3/16/26	125	117
Life Time, FRN, 3M USD LIBOR + 2.75%, 6/10/22 (5)	100	94
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.50%,
3.656%, 1/24/27	285	275

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Seaworld Parks & Entertainment, FRN, 3M USD LIBOR + 3.00%,
4/1/24 (5)	100	93
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 7.655%,
2/4/28	250	236
UFC Holdings, FRN, 1M USD LIBOR + 3.25%, 4.25%, 4/29/26	395	389
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 4.072%, 2/5/26	119	114
		2,363
Consumer Non-Cyclical 1.8%
Albany Molecular Research, FRN, 3M USD LIBOR + 7.00%,
8/30/25 (5)	25	24
Aldevron, FRN, 1M USD LIBOR + 4.25%, 5.25%, 10/12/26	284	284
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%,
10/21/24	68	68
Chobani, FRN, 3M USD LIBOR + 3.50%, 4.50%, 10/10/23	69	68
CPI Holdco, FRN, 1M USD LIBOR + 4.25%, 4.406%, 11/4/26	190	187
Diamond BC, FRN, 3M USD LIBOR + 3.00%, 9/6/24 (5)	115	108
Diamond BC, FRN, 1M USD LIBOR + 5.00%, 6.00%, 9/6/24	70	69
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 3.906%,
11/16/25	175	171
Milano Acquisition, FRN, 1M USD LIBOR + 4.00%, 8/17/27 (5)	200	198
Pathway Vet Alliance, FRN, 1M USD LIBOR + 4.00%, 4.156%,
3/31/27 (9)	24	24
Pathway Vet Alliance, FRN, 1M USD LIBOR + 4.00%, 4.156%,
3/31/27	300	294
PetVet Care Centers, FRN, 3M USD LIBOR + 3.25%, 3.406%,
2/14/25	75	73
PetVet Care Centers, FRN, 1M USD LIBOR + 4.25%, 5.25%,
2/14/25 (6)	70	70
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 6.406%,
2/13/26	90	87
Versant Health Holdco, FRN, 3M USD LIBOR + 3.00%, 4.00%,
12/2/24	217	213
Versant Health Holdco, FRN, 3M USD LIBOR + 6.75%, 7.75%,
12/1/25	270	260
		2,198

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Electric 0.2%
Eastern Power, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/2/25	104	103
PG&E, FRN, 1M USD LIBOR + 4.50%, 5.50%, 6/23/25	125	123
		226
Energy 0.3%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24	83	63
BCP Raptor II, FRN, 3M USD LIBOR + 4.75%, 4.906%, 11/3/25	104	71
Blackstone CQP Holdco, FRN, 3M USD LIBOR + 3.50%,
3.806%, 9/30/24	129	126
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 4.906%,
3/11/26	157	141
		401
Insurance 0.4%
HUB International, FRN, 1M USD LIBOR + 3.00%, 3.263%,
4/25/25	247	241
HUB International, FRN, 1M USD LIBOR + 4.00%, 5.00%,
4/25/25	139	139
Ryan Specialty Group, FRN, 1M USD LIBOR + 3.25%, 7/23/27
(5)	150	149
		529
Technology 2.2%
Applied Systems, FRN, 3M USD LIBOR + 3.25%, 4.25%,
9/19/24	113	112
Applied Systems, FRN, 3M USD LIBOR + 7.00%, 8.00%,
9/19/25	195	198
Ascend Learning, FRN, 3M USD LIBOR + 3.00%, 4.00%,
7/12/24	148	147
Camelot Finance, FRN, 1M USD LIBOR + 3.00%, 3.156%,
10/30/26	169	166
CCC Information Services, FRN, 1M USD LIBOR + 3.00%,
4.00%, 4/29/24	442	439
Cologix Holdings, FRN, 3M USD LIBOR + 3.00%, 4.00%,
3/20/24	98	96
Epicor Software, FRN, 1M USD LIBOR + 4.25%, 5.25%, 7/30/27	100	100

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28
(5)	140	144
Hyland Software, FRN, 3M USD LIBOR + 7.00%, 7.75%, 7/7/25	170	170
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 3.406%,
10/1/25	300	297
Solera, FRN, 3M USD LIBOR + 2.75%, 2.938%, 3/3/23	74	73
Ultimate Software Group, FRN, 1M USD LIBOR + 4.00%, 4.75%,
5/4/26	255	255
Ultimate Software Group, FRN, 1M USD LIBOR + 6.75%, 7.50%,
5/3/27	490	499
Vertafore, FRN, 3M USD LIBOR + 7.25%, 7.406%, 7/2/26	110	110
		2,806
Transportation 0.2%
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27 (5)	215	217
		217
Total Bank Loans (Cost $12,028)		11,941

ASSET-BACKED SECURITIES 11.3%
Car Loan 2.8%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25	385	378
Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class C
4.83%, 11/20/22 (1)	355	360
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class C
4.73%, 9/20/24 (1)	225	233
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1)	130	132
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class C
3.02%, 8/20/26 (1)	495	470

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1)	225	230

Drive Auto Receivables Trust
Series 2020-1, Class C
2.36%, 3/16/26	100	102

GM Financial Automobile Leasing Trust
Series 2018-1, Class D
3.37%, 10/20/22	195	196

GMF Floorplan Owner Revolving Trust
Series 2019-1, Class C
3.06%, 4/15/24 (1)	100	103

Nissan Master Owner Trust Receivables
Series 2019-A, Class A, FRN
1M USD LIBOR + 0.56%, 0.722%, 2/15/24	435	436

Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C
3.71%, 2/17/26 (1)	125	134

Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1)	250	254

Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1)	550	553

		3,581
Credit Card 0.7%

Synchrony Credit Card Master Note Trust
Series 2016-2, Class A
2.21%, 5/15/24	585	593

Synchrony Credit Card Master Note Trust
Series 2018-1, Class C
3.36%, 3/15/24	230	231

		824
Other Asset-Backed Securities 6.1%

Allegany Park
Series 2019-1A, Class D, CLO, FRN
3M USD LIBOR + 3.70%, 3.972%, 1/20/33 (1)	250	247

Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1)	250	216

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/7/49 (1)	260	220

BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.303%, 11/20/28 (1)	295	293

CNH Equipment Trust
Series 2020-A, Class B
2.30%, 10/15/27	405	417

Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1)	182	195

Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1)	195	203

Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1)	196	199

FOCUS Brands Funding
Series 2017-1A, Class A2I
3.857%, 4/30/47 (1)	232	216

Halcyon Loan Advisors Funding
Series 2014-3A, Class B1R, CLO, FRN
3M USD LIBOR + 1.70%, 1.958%, 10/22/25 (1)	315	312

Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	192	192

Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1)	109	108

Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1)	130	138

HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 2.051%, 5/6/30 (1)	415	406

HPS Loan Management
Series 11-2017, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 2.451%, 5/6/30 (1)	420	405

Jack In the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1)	230	244

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1)	243	249

Kubota Credit Owner Trust
Series 2020-1A, Class A4
2.26%, 7/15/26 (1)	260	268

Magnetite XVI
Series 2015-16A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.472%, 1/18/28 (1)	285	277

MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1)	147	148

MVW Owner Trust
Series 2020-1A, Class C
4.21%, 10/20/37 (1)	108	112

Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 2.258%, 4/22/29 (1)	395	386

Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.475%, 7/15/27 (1)	250	241

Palmer Square
Series 2015-1A, Class BR2, CLO, FRN
3M USD LIBOR + 2.25%, 2.497%, 5/21/29 (1)	250	248

Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1)	197	196

Sierra Timeshare Receivables Funding
Series 2016-3A, Class B
2.63%, 10/20/33 (1)	108	108

Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1)	125	125

Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (1)	108	113

Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1)	299	318

Southwick Park
Series 2019-4A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.572%, 7/20/32 (1)	250	249

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (1)	319	327

Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.332%, 10/20/29 (1)	270	267

		7,643
Student Loan 1.7%

Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1)	175	178

Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1)	290	300

Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1)	252	258

Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1)	140	138

Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1)	600	582

Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1)	115	117

Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1)	400	399

SMB Private Education Loan Trust
Series 2020-A, Class B
3.00%, 8/15/45 (1)	190	192

		2,164
Total Asset-Backed Securities (Cost $14,167)		14,212

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 15.1%

Collateralized Mortgage Obligations 8.1%

Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65 (1)	250	250

COLT Mortgage Loan Trust
Series 2018-2, Class A1, CMO, ARM
3.47%, 7/27/48 (1)	315	316

COLT Mortgage Loan Trust
Series 2018-2, Class M1, CMO, ARM
4.189%, 7/27/48 (1)	195	195

COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1)	160	162

Connecticut Avenue Securities
Series 2015-C01, Class 2M2, CMO, ARM
1M USD LIBOR + 4.55%, 4.725%, 2/25/25	165	166

Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 11/25/29	186	182

Connecticut Avenue Securities
Series 2018-C05, Class 1M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.525%, 1/25/31	306	302

Connecticut Avenue Securities
Series 2018-C06, Class 2M2, CMO, ARM
1M USD LIBOR + 2.10%, 2.275%, 3/25/31	348	340

Connecticut Avenue Securities Trust
Series 2020-R01, Class 1M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.225%, 1/25/40 (1)	185	178

Deephaven Residential Mortgage Trust
Series 2017-3A, Class A3, CMO, ARM
2.813%, 10/25/47 (1)	26	26

Deephaven Residential Mortgage Trust
Series 2018-2A, Class A3, CMO, ARM
3.684%, 4/25/58 (1)	54	54

Deephaven Residential Mortgage Trust
Series 2018-3A, Class M1, CMO, ARM
4.357%, 8/25/58 (1)	200	202

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Deephaven Residential Mortgage Trust
Series 2019-1A, Class M1, CMO, ARM
4.402%, 1/25/59 (1)	210	211

Deephaven Residential Mortgage Trust
Series 2019-3A, Class M1, CMO, ARM
3.405%, 7/25/59 (1)	250	241

Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
4.106%, 10/25/47 (1)	259	271

Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1)	265	273

Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.591%, 12/25/46 (1)	211	210

Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56 (1)	175	180

Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1)	365	358

Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65 (1)	250	251

JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1)	187	192

JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50 (1)	582	597

OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1)	183	190

OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59 (1)	163	169

OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1)	197	201

Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (1)	121	120

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (1)	320	318

Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (1)	113	115

Sequoia Mortgage Trust
Series 2018-CH2, Class A12, CMO, ARM
4.00%, 6/25/48 (1)	228	229

Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1)	69	72

Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1)	65	66

Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1, CMO, ARM
3.793%, 3/25/48 (1)	159	160

Starwood Mortgage Residential Trust
Series 2019-1, Class A3, CMO, ARM
3.299%, 6/25/49 (1)	173	175

Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (1)	235	215

Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M2, CMO, ARM
3.984%, 9/25/47 (1)	250	248

Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.30%, 2.475%, 9/25/30	381	374

Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.811%, 5/25/48 (1)	137	135

Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.525%, 2/25/49 (1)	138	134

Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.225%, 4/25/49 (1)	164	161

Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.225%, 11/25/49 (1)	287	285

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M2, CMO, ARM
1M USD LIBOR + 3.75%, 3.908%, 8/25/50 (1)	160	161

Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 1.10%, 1.275%, 3/25/50 (1)	360	359

Verus Securitization Trust
Series 2018-2, Class A3, CMO, ARM
3.83%, 6/1/58 (1)	85	85

Verus Securitization Trust
Series 2018-3, Class M1, CMO, ARM
4.595%, 10/25/58 (1)	202	192

Verus Securitization Trust
Series 2018-INV1, Class A2, CMO, ARM
3.849%, 3/25/58 (1)	90	90

Verus Securitization Trust
Series 2018-INV2, Class A1FX, CMO, ARM
4.148%, 10/25/58 (1)	118	120

Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1)	330	332

Vista Point Securitization Trust
Series 2020-2, Class B1, CMO, ARM
4.90%, 4/25/65 (1)	170	170

Vista Point Securitization Trust
Series 2020-2, Class M1, CMO, ARM
3.401%, 4/25/65 (1)	180	180

		10,213
Commercial Mortgage-Backed Securities 7.0%

Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.562%, 4/15/35 (1)	190	171

Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 1.812%, 12/15/36 (1)	190	171

BANK
Series 2019-BN21, Class D
2.50%, 10/17/52 (1)	290	217

BANK
Series 2019-BN22, Class AS
3.21%, 11/15/62	535	581

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

BANK
Series 2019-BN22, Class D
2.50%, 11/15/62 (1)	205	154

Barclays Commercial Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.322%, 11/25/34 (1)	365	337

Barclays Commercial Mortgage Trust
Series 2019-C4, Class C
3.469%, 8/15/52	265	237

Benchmark Mortgage Trust
Series 2020-B16, Class C, ARM
3.655%, 2/15/53	270	263

BX Commercial Mortgage Trust
Series 2019-IMC, Class D, ARM
1M USD LIBOR + 1.90%, 2.062%, 4/15/34 (1)	250	227

BX Commercial Mortgage Trust
Series 2020-BXLP, Class G, ARM
1M USD LIBOR + 2.50%, 2.662%, 12/15/36 (1)	465	455

Cantor Commercial Real Estate Lending
Series 2019-CF2, Class D
2.50%, 11/15/52 (1)	505	412

Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1)	270	271

Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72 (1)	440	385

Citigroup Commercial Mortgage Trust
Series 2019-SST2, Class E, ARM
1M USD LIBOR + 2.00%, 2.162%, 12/15/36 (1)	300	286

Commercial Mortgage Trust
Series 2014-CR19, Class E, ARM
4.368%, 8/10/47 (1)	380	218

Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.244%, 3/10/48	295	300

Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 1.762%, 5/15/36 (1)	235	231

CSAIL Commercial Mortgage Trust
Series 2019-C18, Class B
3.594%, 12/15/52	160	164

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

FREMF Mortgage Trust
Series 2019-K103, Class B, ARM
3.572%, 12/25/51 (1)	185	199

FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
4.101%, 7/25/52 (1)	255	287

Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.196%, 12/15/36 (1)	300	289

Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.095%, 12/15/36 (1)	185	169

GS Mortgage Securities Trust
Series 2016-RENT, Class D, ARM
4.202%, 2/10/29 (1)	202	200

GS Mortgage Securities Trust
Series 2019-SOHO, Class D, ARM
1M USD LIBOR + 1.60%, 1.762%, 6/15/36 (1)	235	223

Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M USD LIBOR + 1.05%, 1.212%, 12/15/34 (1)	410	383

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1)	195	195

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 1.762%, 9/15/29 (1)	280	264

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS
3.561%, 4/15/48	290	312

Wells Fargo Commercial Mortgage Trust
Series 2019-C50, Class B
4.192%, 5/15/52	190	203

Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class AS
3.449%, 12/15/52	469	519

Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class C, ARM
3.542%, 2/15/53	475	435

		8,758
Total Non-U.S. Government Mortgage-Backed Securities (Cost $19,014)		18,971

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 44.1%
U. S. GOVERNMENT AGENCY OBLIGATIONS 31.8% (10)
Federal Home Loan Mortgage
3.00%, 4/1/47 - 1/1/48	367	388
3.50%, 3/1/46	192	205
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50	121	19
Federal Home Loan Mortgage, UMBS
3.00%, 5/1/31 - 6/1/50	182	194
3.50%, 6/1/33	141	149
4.00%, 2/1/50	153	164
4.50%, 5/1/50	46	50
Federal National Mortgage Assn. , UMBS
3.00%, 1/1/35 - 11/1/48	1,540	1,642
3.50%, 4/1/31 - 7/1/50	1,675	1,787
4.00%, 12/1/40 - 1/1/50	2,079	2,242
4.50%, 6/1/44 - 7/1/49	855	935
5.00%, 7/1/41	147	169
UMBS, TBA
2.00%, 9/1/50 (11)	2,260	2,330
2.50%, 9/1/50 - 10/1/50 (11)	3,120	3,282
3.00%, 10/1/50 (11)	25,024	26,336
		39,892
U. S. GOVERNMENT OBLIGATIONS 12.3%
Government National Mortgage Assn.
3.00%, 3/20/50	469	483
3.50%, 9/20/43 - 8/20/46	761	815
4.00%, 3/20/45	191	209
4.50%, 3/20/47 - 5/20/49	501	543
5.00%, 11/20/40 - 6/20/49	424	466

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Government National Mortgage Assn. , CMO, IO, 3.50%,
3/20/43	285	25
Government National Mortgage Assn. , TBA
2.50%, 10/20/50 (11)	878	924
3.00%, 10/20/50 (11)	11,399	11,982
		15,447
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $55,142)		55,339

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 16.2%
U. S. TREASURY OBLIGATIONS 16.2%
U. S. Treasury Bonds, 1.25%, 5/15/50	1,550	1,461
U. S. Treasury Bonds, 1.375%, 8/15/50	505	492
U. S. Treasury Bonds, 2.375%, 11/15/49	425	516
U. S. Treasury Bonds, 2.875%, 11/15/46	1,015	1,332
U. S. Treasury Bonds, 3.00%, 2/15/49	580	788
U. S. Treasury Bonds, 3.125%, 2/15/43	800	1,076
U. S. Treasury Bonds, 4.375%, 5/15/41	175	275
U. S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	998	1,072
U. S. Treasury Inflation-Indexed Notes, 0.25%, 2/15/50	577	685
U. S. Treasury Notes, 0.625%, 5/15/30	550	546
U. S. Treasury Notes, 1.375%, 1/31/22	2,400	2,442
U. S. Treasury Notes, 1.50%, 2/15/30	500	538
U. S. Treasury Notes, 1.75%, 6/30/24	2,410	2,552
U. S. Treasury Notes, 2.125%, 3/31/24	2,015	2,154
U. S. Treasury Notes, 2.375%, 1/31/23 (12)	1,035	1,091
U. S. Treasury Notes, 2.50%, 1/31/21	1,250	1,262
U. S. Treasury Notes, 2.50%, 1/31/24	475	512
U. S. Treasury Notes, 2.625%, 2/28/23 (12)	555	589
U. S. Treasury Notes, 6.875%, 8/15/25	700	926
Total U. S. Treasury Obligations		20,309

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$19,198)		20,309

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.6%
Owned No Guarantee 0.3%
Centrais Eletricas Brasileiras, 4.625%, 2/4/30 (1)	200	203
YPF, 8.50%, 3/23/21	225	218
		421
Sovereign 0.3%
Republic of Romania, 3.624%, 5/26/30 (EUR)	240	315
		315
Total Foreign Government Obligations & Municipalities (Cost $687)		736

MUNICIPAL SECURITIES 4.2%
Illinois 1.0%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B,
3.102%, 12/1/30	600	623
State of Illinois, GO, 5.10%, 6/1/33	600	614
		1,237

Maryland 0.7%
Maryland Stadium Auth. , Series C, 2.007%, 5/1/29	475	480
Maryland Economic Dev. , Seagirt Marine Terminal, 4.25%,
6/1/31	350	379
		859

Michigan 0.3%
Great Lakes Water Auth. Sewage Disposal System Revenue,
Series B, 2.615%, 7/1/36	450	474
		474

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
New York 0.5%
Metropolitan Transportation Auth. , Series B-1, BAN, 5.00%,
5/15/22	600	623
		623

Pennsylvania 0.5%
Montgomery County IDA, Retirement Community, 2.94%,
11/15/27	615	612
		612

Puerto Rico 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Auth. , Series B,
5.35%, 7/1/27	500	481
		481

Texas 0.5%
Dallas/Fort Worth Int'l. Airport, Series C, 2.096%, 11/1/30	350	351
Waco Ed. Finance, Baylor Univ. Project, Series B, 1.786%,
3/1/29	100	100
Waco Ed. Finance, Baylor Univ. Project, Series B, 1.886%,
3/1/30	110	110
Waco Ed. Finance, Baylor Univ. Project, Series B, 2.056%,
3/1/31	110	111
		672

Virginia 0.3%
Tobacco Settlement Financing, Series A-1, 6.706%, 6/1/46	345	357
		357

Total Municipal Securities (Cost $5,276)		5,315

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
CONVERTIBLE BONDS 0.3%
INDUSTRIAL 0.3%
Communications 0.2%
Liberty Broadband, 2.75%, 9/30/50 (1)	29	31
Liberty Latin America, 2.00%, 7/15/24	300	253
		284
Energy 0.1%
Cheniere Energy, 4.25%, 3/15/45	150	104
		104
Total Convertible Bonds (Cost $332)		388
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
iHeartMedia, Class A (7)	1	6
Total Common Stocks (Cost $11)		6
CONVERTIBLE PREFERRED STOCKS 1.0%
INDUSTRIAL 0.7%
Communications 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1)	—	122
		122

Consumer Non-Cyclical 0.3%
Avantor, Series A, 6.25%, 5/15/22	2	112
Boston Scientific, Series A, 5.50%, 6/1/23	—	33
Danaher, Series B, 5.00%, 4/15/23	—	209

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
Elanco Animal Health, 5.00%, 2/1/23	1	66
		420
Energy 0.3%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
3/12/20, Cost $389 (3)(13)	—	383
		383
		925
UTILITY 0.3%
Electric 0.3%
American Electric Power, 6.125%, 3/15/22	2	119
American Electric Power, 6.125%, 8/15/23	2	102
NextEra Energy, 5.279%, 3/1/23	3	136
		357
Total Convertible Preferred Stocks (Cost $1,199)		1,282
SHORT-TERM INVESTMENTS 5.8%
MONEY MARKET FUNDS 5.8%
T. Rowe Price Government Reserve Fund, 0.11% (14)(15)	7,301	7,301
Total Short-Term Investments (Cost $7,301)		7,301
Total Investments in Securities 137.0%
(Cost $168,942)		$172,139
Other Assets Less Liabilities (37.0)%		(46,479)
Net Assets 100.0%		$125,660

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $42,423 and represents 33.8% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5)	All or a portion of this loan is unsettled as of August 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(6)	Level 3 in fair value hierarchy.
(7)	Non-income producing
(8)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2020, were $74 and were valued at $73 (0.1% of net assets) .
(10)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(11	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $44,854 and represents 35.7% of net assets.
(12)	At August 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $383 and represents 0.3% of net assets.
(14)	Seven-day yield
(15)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
BAN	Bond Anticipation Note

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
EUR	Euro
FRN	Floating Rate Note
GO	General Obligation
IDA	Industrial Development Authority/Agency
INR	Indian Rupee
IO	Interest-only security for which the fund receives interest on notional principal
MXN	Mexican Peso
PEN	Peruvian New Sol
PHP	Philippines Peso
PTT	Pass-Through Trust
RON	New Romanian Leu
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

	Par/Shares	$ Value
(Amounts in 000s)
TBA SALES COMMITMENTS (22.6)%
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (22.6)%
U. S. Government Agency Obligations (9.5)% (10)
UMBS, TBA, 4.50%, 10/1/50	11,023	(11,907)
		(11,907)
U. S. Government Obligations (13.1)%
Government National Mortgage Assn. , TBA, 4.00%, 10/20/50	4,331	(4,612)
Government National Mortgage Assn. , TBA, 4.50%, 10/20/50	11,084	(11,898)
		(16,510)
Total TBA Sales Commitments (Proceeds $(28,405))		(28,417)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(Amounts in 000s, except Market Price)
SWAPS (0.5)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Barclays Bank, Protection Sold (Relevant Credit:
Devon Energy, 7.95%, 4/15/32, $130*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24	15	—	—	—

Barclays Bank, Protection Sold (Relevant Credit:
General Electric, 2.70%, 10/09/22, $103.87*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	70	—	—	—

Barclays Bank, Protection Sold (Relevant Credit:
Tesla, 5.30%, 8/15/25, $103.88*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/21	55	—	—	—

Citibank, Protection Sold (Relevant Credit: Devon
Energy, 7.95%, 4/15/32, $130*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24	30	—	—	—

Goldman Sachs, Protection Sold (Relevant
Credit: General Electric, 2.70%, 10/09/22,
$103.87*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/20	100	—	—	—

Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, 7.95%, 4/15/32, $130*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	20	—	—	—

Total Bilateral Credit Default Swaps, Protection Sold			—	—

Total Bilateral Swaps			—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(Amounts in 000s)

CENTRALLY CLEARED SWAPS (0.5)%

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

Credit Default Swaps, Protection Bought (0.1)%

Protection Bought (Relevant Credit: Markit
CDX. NA. IG-S34, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default, 6/20/25	8,000	(148)	(17)	(131)

Total Centrally Cleared Credit Default Swaps, Protection Bought				(131)

Credit Default Swaps, Protection Sold 0.1%

Protection Sold (Relevant Credit: Markit
CDX. NA. HY-S34, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/25	2,325	157	129	28

Total Centrally Cleared Credit Default Swaps, Protection Sold				28

Interest Rate Swaps (0.5)%

10 Year Interest Rate Swap, Pay Fixed 2.206%
Semi-Annually, Receive Variable 0.253% (3M
USD LIBOR) Quarterly, 8/11/27	450	(54)	—	(54)

10 Year Interest Rate Swap, Pay Fixed 2.836%
Semi-Annually, Receive Variable 0.299% (3M
USD LIBOR) Quarterly, 4/5/28	800	(146)	—	(146)

10 Year Interest Rate Swap, Pay Fixed 2.931%
Semi-Annually, Receive Variable 0.273% (3M
USD LIBOR) Quarterly, 7/17/28	475	(88)	1	(89)

10 Year Interest Rate Swap, Pay Fixed 2.981%
Semi-Annually, Receive Variable 0.310% (3M
USD LIBOR) Quarterly, 12/10/28	238	(48)	—	(48)

2 Year Interest Rate Swap, Pay Fixed 0.546%
Semi-Annually, Receive Variable 0.299% (3M
USD LIBOR) Quarterly, 3/17/22	14,000	(96)	—	(96)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(Amounts in 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
2 Year Interest Rate Swap, Pay Fixed 1.714%
Semi-Annually, Receive Variable 0.306% (3M
USD LIBOR) Quarterly, 9/20/21	8,000	(181)	—	(181)
Total Centrally Cleared Interest Rate Swaps				(614)

Total Centrally Cleared Swaps				(717)
Net payments (receipts) of variation margin to date				714

Variation margin receivable (payable) on centrally cleared
swaps				$(3)

*Market Price at August 31, 2020
**Includes interest purchased or sold but not yet collected of $16.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	10/16/20	RON	1,350 USD	313	$ 19
Citibank	10/23/20	CAD	800 USD	590	23
Citibank	11/20/20	USD	290 EUR	244	(2)
Citibank	11/20/20	EUR	525 USD	624	4
Deutsche Bank	10/16/20	RON	945 USD	218	14
Goldman Sachs	9/2/20	USD	200 BRL	1,120	(4)
Goldman Sachs	9/2/20	BRL	1,120 USD	205	—
Goldman Sachs	12/2/20	BRL	1,120 USD	199	4
HSBC Bank	9/11/20	PHP	19,535 USD	394	9
HSBC Bank	10/9/20	INR	45,845 USD	605	18
HSBC Bank	10/16/20	MXN	2,505 USD	110	4
HSBC Bank	10/23/20	AUD	287 USD	201	11
JPMorgan Chase	9/2/20	USD	151 BRL	825	—
JPMorgan Chase	9/2/20	USD	50 BRL	280	(1)
JPMorgan Chase	9/2/20	BRL	1,105 USD	206	(4)
JPMorgan Chase	9/11/20	COP	625,720 USD	166	1
JPMorgan Chase	12/2/20	BRL	280 USD	50	1
Morgan Stanley	9/2/20	USD	105 BRL	575	—
Morgan Stanley	9/2/20	BRL	575 USD	107	(3)
Morgan Stanley	9/11/20	COP	478,645 USD	130	(2)
Morgan Stanley	9/18/20	ZAR	1,960 USD	115	1
Morgan Stanley	10/13/20	PEN	3,090 USD	877	(5)
NatWest Bank	9/18/20	ZAR	2,715 USD	156	4
NatWest Bank	10/16/20	MXN	3,775 USD	163	8
State Street	10/23/20	AUD	287 USD	201	11
UBS Investment Bank	9/11/20	PHP	28,615 USD	570	20
Net unrealized gain (loss) on open forward
currency exchange contracts					$ 131

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 52 U.S. Treasury Long Bond contracts	12/20	9,137	$(105)
Long, 98 U. S. Treasury Notes five year contracts	12/20	12,351	11
Long, 66 U. S. Treasury Notes ten year contracts	12/20	9,191	(13)
Long, 68 U. S. Treasury Notes two year contracts	12/20	15,024	2
Long, 8 Ultra U. S. Treasury Bonds contracts	12/20	1,767	(20)
Short, 79 Ultra U. S. Treasury Notes ten year contracts	12/20	(12,595)	7
Net payments (receipts) of variation margin to date			161

Variation margin receivable (payable) on open futures contracts			$43

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$2	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Government
Reserve Fund	$4,084	¤	¤	$7,301	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $2 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $7,301.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL RETURN FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE TOTAL RETURN FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE TOTAL RETURN FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 151,609	$ —	$ 151,609
Bank Loans	—	11,696	245	11,941
Common Stocks	6	—	—	6
Convertible Preferred Stocks	—	1,282	—	1,282
Short-Term Investments	7,301	—	—	7,301
Total Securities	7,307	164,587	245	172,139
Forward Currency Exchange Contracts	—	152	—	152
Futures Contracts	43	—	—	43
Total	$7,350	$ 164,739	$ 245	$ 172,334
Liabilities
TBA Sales Commitments	$—	$ 28,417	$ —	$ 28,417
Swaps	—	3	—	3
Forward Currency Exchange Contracts	—	21	—	21
Total	$—	$ 28,441	$ —	$ 28,441

[1] Includes Corporate Bonds, Asset-Backed Securities, Non-U. S. Government Mortgage-Backed Securities,
U. S. Government & Agency Mortgage-Backed Securities, U. S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities, Municipal Securities and Convertible
Bonds.